Document and Entity Information	Jul. 29, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001413329
Document Type	8-K
Document Period End Date	Jul. 29, 2019
Entity Registrant Name	Philip Morris International Inc.
Entity Incorporation State Country Code	VA
Entity File Number	1-33708
Entity Tax Identification Number	13-3435103
Entity Address, Address Line One	120 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-5592
City Area Code	(917)
Local Phone Number	663-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	PM
Security Exchange Name	NYSE
1.875 Notes Due 2019 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2019
Trading Symbol	PM19D
Security Exchange Name	NYSE
2.000 Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2020
Trading Symbol	PM20B
Security Exchange Name	NYSE
Floating Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Notes due 2020
Trading Symbol	PM20C
Security Exchange Name	NYSE
1.750 Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Notes due 2020
Trading Symbol	PM20A
Security Exchange Name	NYSE
4.500 Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2020
Trading Symbol	PM20
Security Exchange Name	NYSE
1.875% Notes due 2021 - 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2021
Trading Symbol	PM21C
Security Exchange Name	NYSE
1.875% Notes due 2021 - 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2021
Trading Symbol	PM21B
Security Exchange Name	NYSE
4.125 Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Notes due 2021
Trading Symbol	PM21
Security Exchange Name	NYSE
2.900 Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.900% Notes due 2021
Trading Symbol	PM21A
Security Exchange Name	NYSE
2.625 Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2022
Trading Symbol	PM22A
Security Exchange Name	NYSE
2.375 Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2022
Trading Symbol	PM22B
Security Exchange Name	NYSE
2.500 Notes Due 2022 - 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Notes due 2022
Trading Symbol	PM22
Security Exchange Name	NYSE
2.500 Notes Due 2022 - 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Notes due 2022
Trading Symbol	PM22C
Security Exchange Name	NYSE
2.625 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2023
Trading Symbol	PM23
Security Exchange Name	NYSE
2.125 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2023
Trading Symbol	PM23B
Security Exchange Name	NYSE
3.600 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Notes due 2023
Trading Symbol	PM23A
Security Exchange Name	NYSE
2.875 Notes Due 2024 - 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2024
Trading Symbol	PM24
Security Exchange Name	NYSE
2.875 Notes Due 2024 -2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2024
Trading Symbol	PM24C
Security Exchange Name	NYSE
0.625 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Notes due 2024
Trading Symbol	PM24B
Security Exchange Name	NYSE
3.250 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.250% Notes due 2024
Trading Symbol	PM24A
Security Exchange Name	NYSE
2.750 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.750% Notes due 2025
Trading Symbol	PM25
Security Exchange Name	NYSE
3.375 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% Notes due 2025
Trading Symbol	PM25A
Security Exchange Name	NYSE
2.750 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.750% Notes due 2026
Trading Symbol	PM26A
Security Exchange Name	NYSE
2.875 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2026
Trading Symbol	PM26
Security Exchange Name	NYSE
3.125 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2027
Trading Symbol	PM27
Security Exchange Name	NYSE
3.125 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2028
Trading Symbol	PM28
Security Exchange Name	NYSE
2.875 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2029
Trading Symbol	PM29
Security Exchange Name	NYSE
3.375 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% Notes due 2029
Trading Symbol	PM29A
Security Exchange Name	NYSE
3.125 Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2033
Trading Symbol	PM33
Security Exchange Name	NYSE
2.000 Notes Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2036
Trading Symbol	PM36
Security Exchange Name	NYSE
1.875 Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2037
Trading Symbol	PM37A
Security Exchange Name	NYSE
6.375 Notes Due 2038 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Notes due 2038
Trading Symbol	PM38
Security Exchange Name	NYSE
4.375 Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% Notes due 2041
Trading Symbol	PM41
Security Exchange Name	NYSE
4.500 Notes Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2042
Trading Symbol	PM42
Security Exchange Name	NYSE
3.875 Notes Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Notes due 2042
Trading Symbol	PM42A
Security Exchange Name	NYSE
4.125 Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Notes due 2043
Trading Symbol	PM43
Security Exchange Name	NYSE
4.875 Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% Notes due 2043
Trading Symbol	PM43A
Security Exchange Name	NYSE
4.250 Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Notes due 2044
Trading Symbol	PM44
Security Exchange Name	NYSE